THOR FINANCIAL TECHNOLOGIES TRUST

April 7, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: THOR Financial Technologies Trust – THOR AdaptiveRisk Dynamic ETF.

Post Effective Amendment No. 17 to the Registration Statement on Form N-1A

(File No. 333-264435, CIK No. 0001924447)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the THOR Financial Technologies Trust (the “Trust”), on behalf of the THOR AdaptiveRisk Dynamic ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 17 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 2, 2026 (SEC Accession No. 0001580642-26-002227).

Questions related to this filing should be directed to Zeynep D. Kart of Thompson Hine LLP at (614) 469-3215.

Very truly yours,

/s/ Bradley Roth

Bradley Roth

President

cc: Zeynep D. Kart, Esq.